UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2015

The RHJ Funds file their complete schedules of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-474-5669; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO
APRIL 30, 2015 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.0%
	Shares	Value

CONSUMER DISCRETIONARY — 22.2%
Brunswick	2,589	$129,553
Garmin	1,408	63,628
Genesco*	2,081	140,655
Guess?	3,923	71,830
Harman International Industries	945	123,209
Hasbro	1,916	135,634
Nordstrom	2,091	157,996
Norwegian Cruise Line Holdings*	3,497	169,639
Sotheby’s	3,961	169,174
Urban Outfitters*	1,545	61,862

		1,223,180

CONSUMER STAPLES — 4.0%
Pinnacle Foods	5,397	218,848

ENERGY — 3.8%
Core Laboratories	1,035	135,875
Whiting Petroleum*	1,874	71,043

		206,918

FINANCIALS — 4.2%
CBRE Group, Cl A*	3,754	143,929
Comerica	1,847	87,566

		231,495

HEALTH CARE — 14.9%
Amsurg*	1,313	82,351
Bio-Techne	1,173	112,561

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

HEALTH CARE — continued
Community Health Systems*	2,103	$112,889
Edwards Lifesciences*	852	107,906
Endo International*	2,274	191,164
Mednax*	1,888	133,633
STERIS	1,226	81,529

		822,033

INDUSTRIALS — 22.6%
Advisory Board*	2,080	107,931
Allison Transmission Holdings, Cl A	3,470	106,460
CLARCOR	2,597	168,805
Genesee & Wyoming, Cl A*	1,241	115,351
IDEX	1,358	101,864
Middleby*	1,094	110,866
Nordson	1,346	107,209
Pentair	1,326	82,411
Ritchie Bros Auctioneers	4,187	105,889
WABCO Holdings*	1,045	130,050
Xylem	2,968	109,875

		1,246,711

INFORMATION TECHNOLOGY — 24.2%
3D Systems*	1,740	43,657
Cognizant Technology Solutions, Cl A*	2,231	130,603
FactSet Research Systems	642	101,044
FEI	1,522	114,850
FLIR Systems	4,427	136,750
IPG Photonics*	1,468	130,035
Linear Technology	2,085	96,181
Microchip Technology	2,175	103,650
National Instruments	3,173	90,748
NVIDIA	5,880	130,506
Teradyne	7,641	139,448
Trimble Navigation*	4,627	117,665

		1,335,137

MATERIALS — 2.1%
Cytec Industries	2,057	113,732

TOTAL COMMON STOCK (Cost $4,503,315)		5,398,054

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO
APRIL 30, 2015 (Unaudited)

SHORT-TERM INVESTMENT (A) — 4.1%
	Shares	Value

CASH EQUIVALENT — 4.1%
Dreyfus Treasury Cash Management Fund, Cl A 0.010% (Cost $226,206)	226,206	$226,206

TOTAL INVESTMENTS — 102.1% (Cost $4,729,521)		$5,624,260

Percentages are based on Net Assets of $5,508,687.

(A)	The rate reported is the 7-day effective yield as of April 30, 2015.
*	Non-income producing security.
Cl	Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
APRIL 30, 2015 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.5%**
	Shares	Value

CONSUMER DISCRETIONARY — 16.8%
Cinemark Holdings	29,200	$1,244,796
Five Below*	25,300	853,116
Helen of Troy*	19,200	1,682,112
Imax*	39,400	1,471,984
Oxford Industries	11,766	934,809
Red Robin Gourmet Burgers*	5,700	428,013
Texas Roadhouse, Cl A	22,800	766,080
Tumi Holdings*	37,600	879,464

		8,260,374

CONSUMER STAPLES — 2.7%
Snyders-Lance	21,700	640,801
SunOpta*	66,600	688,644

		1,329,445

ENERGY — 2.8%
Gulfport Energy*	14,200	694,948
Helix Energy Solutions Group*	15,500	255,440
Sanchez Energy*	27,600	405,444

		1,355,832

FINANCIALS — 7.6%
Cathay General Bancorp	28,200	805,956
Columbia Banking System	24,680	732,996
First Cash Financial Services*	13,100	633,254
Glacier Bancorp	28,300	745,422
UMB Financial	16,500	821,535

		3,739,163

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

HEALTH CARE — 18.7%
Akorn*	16,900	$703,716
Albany Molecular Research*	54,700	987,882
AMN Healthcare Services*	56,700	1,293,327
Analogic	12,700	1,073,150
Cyberonics*	14,800	901,468
HealthSouth	21,200	958,664
Horizon Pharma*	31,700	891,404
Natus Medical*	13,600	512,856
Owens & Minor	21,250	716,550
Team Health Holdings*	18,900	1,125,873

		9,164,890

INDUSTRIALS — 18.4%
Albany International, Cl A	21,200	831,040
FTI Consulting*	22,900	941,419
Hexcel	11,400	571,710
Korn	35,500	1,119,315
Matson	30,800	1,247,400
Mueller Water Products, Cl A	87,400	818,064
Rush Enterprises, Cl A*	18,000	470,520
Steelcase, Cl A	57,000	1,001,490
TASER International*	37,500	1,132,125
Tennant	13,900	893,631

		9,026,714

INFORMATION TECHNOLOGY — 26.2%
Ambarella*	8,700	636,405
Blackhawk Network Holdings, Cl A*	17,200	632,444
Blackhawk Network Holdings, Cl B*	12,400	455,204
Coherent*	12,200	732,000
Cray*	36,800	1,033,712
Diebold	24,000	834,480
Electronics for Imaging*	17,400	726,102
EPAM Systems*	16,800	1,087,128
FARO Technologies*	15,105	601,632
Integrated Device Technology*	41,200	749,428
Ixia*	78,000	934,440
Knowles*	19,100	366,147

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY — continued
MAXIMUS	14,000	$896,140
NIC	30,600	520,200
NICE Systems ADR	16,565	991,415
Plantronics	15,200	809,704
PTC*	22,700	870,318

		12,876,899

MATERIALS — 4.3%
Balchem	9,400	492,748
PH Glatfelter	29,800	739,040
Sensient Technologies	13,000	849,680

		2,081,468

TOTAL COMMON STOCK (Cost $38,531,643)		47,834,785

SHORT-TERM INVESTMENT (A) — 4.1%
CASH EQUIVALENT — 4.1%
Dreyfus Treasury Cash Management Fund, Cl A, 0.010% (Cost $2,020,994)	2,020,994	2,020,994

TOTAL INVESTMENTS— 101.6% (Cost $40,552,637)		$49,855,779

Percentages are based on Net Assets of $49,082,882.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of April 30, 2015.
ADR	American Depositary Receipt
Cl	Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2015 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SUMMARY SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.2%
	% of Net Assets	Shares	Value

CONSUMER DISCRETIONARY — 21.0%
Carrols Restaurant Group*	1.1%	50,900	$460,136
Cavco Industries*	1.2	7,700	504,889
Citi Trends*	1.6	29,400	669,732
EVINE Live*	1.3	91,622	546,067
Fox Factory Holding*	1.4	38,100	579,882
Libbey	1.4	14,600	574,510
Lifetime Brands	1.3	39,056	568,265
Shoe Carnival	1.3	21,550	562,671
Steiner Leisure*	1.1	9,400	453,456
Other Securities	9.3		3,975,878

			8,895,486

CONSUMER STAPLES — 1.1%
Inter Parfums	1.1	15,800	476,844

ENERGY — 1.2%
Other Securities	1.2		530,997

			530,997

FINANCIALS — 3.6%
State Bank Financial	1.1	23,200	464,232
Other Securities	2.5		1,082,350

			1,546,582

HEALTH CARE — 18.6%
AngioDynamics*	1.6	39,400	657,586
Cambrex*	1.5	17,100	658,179

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	% of Net Assets	Shares	Value

HEALTH CARE — continued
Cross Country Healthcare*	1.5%	57,700	$640,470
Harvard Bioscience*	1.1	81,097	450,088
Inogen*	1.1	12,600	462,924
LeMaitre Vascular	1.1	53,200	481,992
Natus Medical*	1.2	13,900	524,169
Omnicell*	1.2	14,400	511,632
Providence Service*	1.1	10,400	442,208
Repligen*	1.4	19,400	572,494
SurModics*	1.5	24,600	620,412
Trinity Biotech ADR	1.3	34,006	570,281
US Physical Therapy	2.0	18,000	848,880
Other Securities	1.0		442,428

			7,883,743

INDUSTRIALS — 20.2%
Alamo Group	1.5	10,600	654,868
Apogee Enterprises	2.4	19,200	1,010,304
Astronics*	1.5	9,336	628,406
Celadon Group	1.5	24,700	638,248
Echo Global Logistics*	1.8	26,200	757,180
Exponent	1.8	8,600	762,046
GP Strategies*	1.9	24,300	791,937
John Bean Technologies	2.1	22,500	868,275
Lydall*	1.2	19,000	509,960
Neff, Cl A*	1.1	41,200	486,160
NN	1.4	23,700	596,292
Other Securities	2.0		866,308

			8,569,984

INFORMATION TECHNOLOGY — 22.8%
Badger Meter	1.1	7,400	460,428
CalAmp*	1.3	28,300	557,793
Calix*	1.1	63,400	468,526
ePlus*	2.1	10,600	879,376
Fabrinet*	1.4	31,800	575,898
Mesa Laboratories	1.2	6,200	526,318
Nanometrics*	1.1	30,500	471,530
Newport*	1.5	33,200	633,124
Photronics*	1.1	50,300	441,131
SciQuest*	1.4	37,500	576,375

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	% of Net Assets	Shares	Value

INFORMATION TECHNOLOGY — continued
Sykes Enterprises*	1.7%	28,500	$713,355
WNS Holdings ADR*	1.5	27,416	661,548
Xcerra*	1.5	65,400	642,882
Xoom*	1.2	29,900	528,333
Other Securities	3.6		1,524,416

			9,661,033

MATERIALS — 3.5%
Horsehead Holding*	1.5	41,700	623,415
Myers Industries	1.1	29,500	477,015
Other Securities	0.9		380,195

			1,480,625

TELECOMMUNICATION SERVICES — 3.2%
8x8*	1.7	84,300	735,939
Vonage Holdings*	1.5	137,800	638,014

			1,373,953

TOTAL COMMON STOCK (Cost $33,799,475)			40,419,247

SHORT-TERM INVESTMENT (A) — 5.3%
CASH EQUIVALENT — 5.3%
Dreyfus Treasury Cash Management Fund, Cl A, 0.010% (Cost $2,238,588)	5.3	2,238,588	2,238,588

TOTAL INVESTMENTS — 100.5% (Cost $36,038,063)			$42,657,835

Percentages are based on Net Assets of $42,445,313.

(A)	The rate reported is the 7-day effective yield as of April 30, 2015
*	Non-income producing security.
ADR	American Depositary Receipt
Cl	Class

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). Footnotes above may apply to securities that are included in “Other Securities”. For further detail, the complete schedule of portfolio holdings is available (i) without charge, upon request, by calling 1-866-474-5669; and (ii) on the SEC’s website at http://www.sec.gov.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2015 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	SMID Cap Portfolio	Small Cap Portfolio	Micro Cap Portfolio
Assets:
Investments at Value (Cost $4,729,521, $40,552,637 and $36,038,063, respectively)	$5,624,260	$49,855,779	$42,657,835
Receivable for Investment Securities Sold	—	—	475,662
Prepaid Expenses	6,412	15,702	15,402
Receivable for Capital Shares Sold	1,367	8,478	37,928
Dividends Receivable	2,451	8,742	4,129
Receivable Due from Investment Advisor	2,350	—	—

Total Assets	5,636,840	49,888,701	43,190,956

Liabilities:
Payable for Investment Securities Purchased	114,457	652,376	654,660
Payable Due to Administrator	1,615	14,567	12,586
Payable Due to Trustees	432	5,017	3,310
Chief Compliance Officer Fees Payable	188	2,766	1,760
Payable Due to Investment Adviser	—	12,406	23,999
Payable for Capital Shares Redeemed	—	22,410	—
Other Accrued Expenses	11,461	96,277	49,328

Total Liabilities	128,153	805,819	745,643

Net Assets	$5,508,687	$49,082,882	$42,445,313

Net Assets Consist of:
Paid-in Capital	$6,808,441	$31,051,975	$36,182,534
Distributions in Excess of Net Investment Income/Accumulated Net Investment Loss	(31,824)	(401,311)	(577,567)
Accumulated Net Realized Gain (Loss) on Investments	(2,162,669)	9,129,076	220,574
Net Unrealized Appreciation on Investments	894,739	9,303,142	6,619,772

Net Assets	$5,508,687	$49,082,882	$42,445,313

Institutional Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	n/a	3,570,984	1,458,309

Investor Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	274,634	n/a	n/a

Net Asset Value,
Per share — Institutional Class	n/a	$13.74	$29.11	*

Net Asset Value,
Per share — Investor Class	$20.06	n/a	n/a

*	Redemption price per share may be less if the shares are redeemed less then 90 days from the date of purchase. See Note 2 of the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2015 (Unaudited)

STATEMENTS OF OPERATIONS

	SMID Cap Portfolio	Small Cap Portfolio	Micro Cap Portfolio
Investment Income
Dividends	$30,641	$235,037	$91,464
Less: Foreign Taxes Withheld	(176)	(1,728)	—

Total Income	30,465	233,309	91,464

Expenses
Investment Advisory Fees	24,079	224,625	151,639
Distribution Fees	6,689	—	—
Shareholder Servicing Fees	—	50,371	25,855
Administration Fees	9,179	94,978	69,405
Trustees’ Fees	704	8,086	5,305
Chief Compliance Officer Fees	316	3,410	2,268
Transfer Agent Fees	15,936	42,261	30,057
Registration and Filing Fees	7,664	10,966	8,642
Printing Fees	1,245	12,659	8,506
Audit Fees	1,818	17,585	13,542
Legal Fees	1,149	12,854	8,658
Custodian Fees	2,480	2,480	2,480
Other Expenses	1,802	9,012	5,003

Expenses Before Expense Waivers, Reimbursements and Fees Paid Indirectly	73,061	489,287	331,360

Less:
Waiver of Investment Advisory Fees	(24,079)	(138,182)	(5,185)
Reimbursement from Adviser	(11,532)	—	—
Fees Paid Indirectly(1)	(212)	(25,246)	(3,089)

Net Expenses After Expense Waivers, Reimbursements and Fees Paid Indirectly	37,238	325,859	323,086

Net Investment Loss	(6,773)	(92,550)	(231,622)

Net Realized Gain on Investments	212,668	9,518,003	2,405,451
Net Change in Unrealized Appreciation (Depreciation) on Investments	16,229	(6,459,606)	101,735

Total Net Realized and Unrealized Gain on Investments	228,897	3,058,397	2,507,186

Net Increase in Net Assets Resulting from Operations	$222,124	$2,965,847	$2,275,564

(1)	See Note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net Investment Loss	$(6,773)	$(24,235)
Net Realized Gain on Investments	212,668	785,800
Net Change in Unrealized Appreciation (Depreciation) on Investments	16,229	(357,097)

Net Increase in Net Assets Resulting in Operations	222,124	404,468

Capital Share Transactions:
Issued	330,716	452,461
Redeemed	(120,477)	(1,085,569)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	210,239	(633,108)

Total Increase (Decrease) in Net Assets	432,363	(228,640)
Net Assets:
Beginning of Period	5,076,324	5,304,964

End of Period	$5,508,687	$5,076,324

Accumulated Net Investment Loss	$(31,824)	$(25,051)

Shares Issued and Redeemed:
Issued	16,964	24,130
Redeemed	(6,071)	(57,234)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	10,893	(33,104)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net Investment Loss	$(92,550)	$(308,761)
Net Realized Gain on Investments	9,518,003	14,649,005
Net Change in Unrealized Depreciation on Investments	(6,459,606)	(9,265,916)

Net Increase in Net Assets Resulting in Operations	2,965,847	5,074,328

Distributions:
Net Realized Gain	(14,030,743)	(8,499,981)

Total Distributions	(14,030,743)	(8,499,981)

Capital Share Transactions:
Issued	2,510,062	8,241,239
Reinvestment of Distributions	13,268,174	8,331,952
Redeemed	(29,410,819)	(35,908,777)

Net Decrease in Net Assets from Capital Share Transactions	(13,632,583)	(19,335,586)

Total Decrease in Net Assets	(24,697,479)	(22,761,239)
Net Assets:
Beginning of Period	73,780,361	96,541,600

End of Period	$49,082,882	$73,780,361

Accumulated Net Investment Loss	$(401,311)	$(308,761)

Shares Issued and Redeemed:
Issued	160,458	493,870
Reinvestment of Distributions	1,008,987	514,001
Redeemed	(1,837,829)	(2,169,237)

Net Decrease in Shares Outstanding from Share Transactions	(668,384)	(1,161,366)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net Investment Loss	$(231,622)	$(403,555)
Net Realized Gain on Investments	2,405,451	4,004,921
Net Change in Unrealized Appreciation (Depreciation) on Investments	101,735	(2,252,543)

Net Increase in Net Assets Resulting in Operations	2,275,564	1,348,823

Capital Share Transactions:
Issued	2,752,660	3,165,174
Redemption Fees(1)	274	7,554
Redeemed	(1,661,416)	(5,552,145)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,091,518	(2,379,417)

Total Increase (Decrease) in Net Assets	3,367,082	(1,030,594)
Net Assets:
Beginning of Period	39,078,231	40,108,825

End of Period	$42,445,313	$39,078,231

Accumulated Net Investment Loss	$(577,567)	$(345,945)

Shares Issued and Redeemed:
Issued	95,573	113,966
Redeemed	(58,241)	(201,382)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	37,332	(87,416)

(1)	See Note 2 in the Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2015 (Unaudited)		Years Ended October 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$19.25		$17.87	$13.18	$13.49	$12.61	$10.65

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.02)		(0.09)	(0.07)	0.01	(0.07)	(0.05)
Net Realized and Unrealized Gain (Loss)	0.83		1.47	4.89	(0.32)	0.95	2.01

Total from Investment Operations	0.81		1.38	4.82	(0.31)	0.88	1.96

Dividends from:
Net Investment Income	—		—	(0.13)	—	—	—

Total Dividends	—		—	(0.13)	—	—	—

Net Asset Value, End of Period	$20.06		$19.25	$17.87	$13.18	$13.49	$12.61

Total Return†	4.21%		7.72%	36.86%	(2.30)%	6.98%	18.40%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$5,509		$5,076	$5,305	$8,580	$9,087	$7,203
Ratio of Net Expenses to Average Net Assets(2)	1.40	%*	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	2.73	%*	2.71%	2.37%	2.12%	2.22%	2.00%
Ratio of Net Investment Gain (Loss) to Average Net Assets	(0.25	)%*	(0.46)%	(0.46)%	0.08%	(0.47)%	(0.42)%
Portfolio Turnover Rate	21%		50%	44%	60%	57%	67%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the period.
*	Annualized
(1)	Per share calculations were performed using average shares for the period.
(2)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been 1.39%, 1.38%, 1.36%, 1.37% 1.38% and 1.42% respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2015 (Unaudited)	Years Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$17.40	$17.88	$13.23	$13.40	$10.30	$8.52

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.02)	(0.06)	(0.08)	(0.02)	(0.12)	(0.10)
Net Realized and Unrealized Gain	0.92	1.23	4.73	0.44	3.22	1.88

Total from Investment Operations	0.90	1.17	4.65	0.42	3.10	1.78

Distributions from:
Net Realized Gain	(4.56)	(1.65)	—	(0.59)	—	—
Return of Capital	—	—	—	— (2)	—	—

Total Distributions	(4.56)	(1.65)	—	(0.59)	—	—

Net Asset Value, End of Period	$13.74	$17.40	$17.88	$13.23	$13.40	$10.30

Total Return†	6.35%	7.21%‡	35.15%‡	3.63%	30.10%	20.89%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$49,083	$73,780	$96,542	$87,715	$140,176	$34,672
Ratio of Net Expenses to Average Net Assets(3)	1.16%*	1.22%	1.41%	1.32%	1.37%	1.47%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.74%*	1.51%	1.51%	1.44%	1.47%	1.49%
Ratio of Net Investment Loss to Average Net Assets	(0.33)%*	(0.38)%	(0.54)%	(0.12)%	(0.96)%	(1.02)%
Portfolio Turnover Rate	27%	46%	49%	89%	79%	78%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the year.
*	Annualized
(1)	Per share calculations were performed using average shares for the year.
(2)	Value is less than $0.01 per share.
(3)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been 1.07%, 1.22%, 1.41%, 1.32%, 1.37% and 1.47% respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2015 (Unaudited)		Years Ended October 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$27.50		$26.59	$19.11	$16.95	$14.71	$12.10

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.16)		(0.27)	(0.24)	(0.21)	(0.22)	(0.19)
Net Realized and Unrealized Gain	1.77		1.17	7.72	2.37	2.46	2.80

Total from Investment Operations	1.61		0.90	7.48	2.16	2.24	2.61

Redemption Fees	—	(2)	0.01	— (2)	— (2)	— (2)	— (2)

Distributions from:
Net Realized Gain	—		—	—	—	—	—
Return of Capital	—		—	—	—	—	—

Total Distributions	—		—	—	—	—	—

Net Asset Value, End of Period	$29.11		$27.50	$26.59	$19.11	$16.95	$14.71

Total Return†	5.85%		3.42%	39.14%	12.74%	15.23%	21.57%‡

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$42,445		$39,078	$40,109	$33,596	$34,334	$60,582
Ratio of Net Expenses to Average Net Assets(3)	1.60	%*	1.53%	1.51%	1.36%	1.50%	1.60%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	1.64	%*	1.54%	1.55%	1.45%	1.62%	1.66%
Ratio of Net Investment Loss to Average Net Assets	(1.15	)%*	(0.99)%	(1.07)%	(1.14)%	(1.31)%	(1.36)%
Portfolio Turnover Rate	39%		57%	98%	101%	147%	128%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the period.
*	Annualized
(1)	Per share calculations were performed using average shares for the period.
(2)	Value is less than $0.01 per share.
(3)	The Ratio of Net Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been 1.59%, 1.53%, 1.51%, 1.36%, 1.50%, and 1.61% respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2015

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 54 funds. The financial statements herein are those of the Rice Hall James SMID Cap Portfolio (“SMID Cap Portfolio”), Rice Hall James Small Cap Portfolio (“Small Cap Portfolio”), and Rice Hall James Micro Cap Portfolio (“Micro Cap Portfolio”) (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of the SMID Cap Portfolio is maximum capital appreciation. The SMID Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. small-and-mid-cap companies with market capitalizations that, at the time of initial purchase, fall within the range of the companies in the Russell 2500 Index at reconstitution each June. The investment objective of the Small Cap Portfolio is maximum capital appreciation. The Small Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. small cap companies with market capitalizations that, at the time of initial purchase, fall within the range of the companies in the Russell 2000 Index at reconstitution each June. The investment objective of the Micro Cap Portfolio is maximum capital appreciation. The Micro Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. micro cap companies that, at the time of initial purchase, fall within the range of companies in the Russell Microcap Index at reconstitution each June. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The Funds are investment companies in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2015

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2015, there were no securities valued in accordance with the fair value procedures.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

In accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2015

would be received to sell an asset or the price that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

• Level 2 — Quoted prices that are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 — Prices, inputs or exotic modeling techniques that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2015, all of the Funds’ investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For details of the investment classification, refer to the Schedules of Investments for the SMID Cap Portfolio and Small Cap Portfolio and the Summary Schedule of Investments for the Micro Cap Portfolio.

For the six months period ended April 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months period ended April 30, 2015, there were no Level 3 securities.

For the six months ended April 30, 2015, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2015

examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2015, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Micro Cap Portfolio and Small Cap Portfolio imposes a 2.00% redemption fees on the value of Institutional Class shares redeemed less than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The Micro Cap Portfolio imposed redemption fees of $274 and $7,554, for the six months ended April 30, 2015 and year ended October 31, 2014, respectively.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2015

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Commission Recapture, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2015, the SMID Cap Portfolio, Small Cap Portfolio and Micro Cap Portfolio paid $9,179, $94,978 and $69,405, respectively, for these services.

The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan provides that Investor Class shares of the SMID Cap Portfolio will pay the Distributor a fee not to exceed 0.25% of the SMID Cap Portfolio’s average daily net assets attributable to Investor Class shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”). The fee represents compensation for services and reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or for the provision of shareholder services with respect to shares.

The Funds direct, via a network of executing brokers, certain fund trades to the Distributor, who pays a portion of the Funds’ expenses. Under this arrangement, the SMID Cap Portfolio, Small Cap Portfolio and Micro Cap Portfolio had expenses reduced by $205, $25,117 and $3,055, respectively; these savings from expense reductions were used to pay administration expenses. These amounts are included in the “Fees Paid Indirectly” item in the Statement of Operations.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including recordkeeping and transaction processing. Such fees are based on the amount of Fund assets that are serviced by the financial representative. Such fees are paid by

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2015

the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds’ transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Rice Hall James & Associates, LLC (the “Adviser”). These fees are disclosed as Shareholder Servicing fees on the Statement of Operations.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended April 30, 2015, the SMID Cap Portfolio, Small Cap Portfolio and the Micro Cap Portfolio earned credits of $7, $129 and $34, respectively, which were used to offset transfer agent expenses. These amounts are included in “Fees Paid Indirectly” on the Statement of Operations.

MUFG Union Bank, N.A. (formerly Union Bank, N.A.) acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or in designating which securities are to be purchased or sold by the Funds.

5.	Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. For its services, the SMID Cap Portfolio pays the Adviser an annual fee of 0.90% on the first $250 million, 0.80% on the next $250 million and 0.70% for amounts over $500 million, based on the Fund’s average daily net assets. The Small Cap Portfolio and the Micro Cap Portfolio have a fee calculated at an annual rate of 0.80% and 0.75% of each Fund’s average daily net assets, respectively. The Adviser has contractually agreed to waive a portion of its advisory fees and to assume expenses through February 28, 2016, if necessary, in order to keep the SMID Cap Portfolio’s total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses), after the effect of expense offset arrangements, from exceeding 1.40% of average daily net assets. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between total annual operating expenses and 1.40% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period. At April 30, 2015, the amount the Adviser may seek as reimbursement of previously waived fees for the SMID Cap Portfolio was $76,283, $64,907 and $73,139 expiring in 2016, 2017 and 2018, respectively. Effective July 1, 2013, the Adviser entered into a contractual expense limitation agreement with the Small Cap Portfolio and has contractually agreed to waive a portion of its advisory fees and to assume expenses through February 28, 2016, if necessary, in order to keep the

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2015

Small Cap Portfolio’s total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.25% of average daily net assets. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between total annual operating expenses and 1.25% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period during which the agreement was in place. At April 30, 2015, the amount the Adviser may seek as reimbursement of previously waived fees for the Small Cap Portfolio was $159,833 and $231,788, expiring in 2017 and 2018, respectively. Prior to July 1, 2013, the Adviser voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Small Cap Portfolio’s total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.50% of average daily net assets. The Adviser does not have the ability to recapture previously waived fees or reimbursed expenses prior to July 1, 2013 under the prior voluntary expense limitation agreement for the Small Cap Portfolio. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Micro Cap Portfolio’s total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses), after the effect of expense offset arrangements, from exceeding 1.60% of average daily net assets. The Adviser does not have the ability to recapture previously waived fees or reimbursed expenses for the Micro Cap Portfolio.

6.	Investment Transactions:

The cost of security purchases and proceeds from security sales, other than long-term U.S. Government securities and short-term securities for the six months ended April 30, 2015, are as follows:

RHJ Fund	Purchases	Sales
SMID Cap Portfolio	$1,400,948	$1,102,200
Small Cap Portfolio	15,376,709	42,893,370
Micro Cap Portfolio	15,140,082	15,490,038

There were no purchases or sales of long-term U.S. Government Securities.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the differences arise.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2015

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
SMID Cap Portfolio
2014	$—	$—	$—	$—
2013	81,596	—	—	81,596
Small Cap Portfolio
2014	653,383	7,846,598	—	8,499,981
2013	—	—	—	—

As of October 31, 2014, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

RHJ Fund	Undistributed Long-Term Capital Gain	Capital Loss Carryforward	Late-Year Loss Deferral	Unrealized Appreciation	Total Distributable Earnings (Accumulated Losses)
SMID Cap Portfolio	$—	$(2,366,722)	$(25,048)	$869,892	$(1,521,878)
Small Cap Portfolio	14,030,614	—	(308,763)	15,373,952	29,095,803
Micro Cap Portfolio	—	(2,106,339)	(345,946)	6,439,500	3,987,215

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2014 through October 31, 2014. For the tax year ended October 31, 2014, the SMID Cap Portfolio, Small Cap Portfolio and Micro Cap Portfolio elected to treat the qualified ordinary late year losses of $25,048, $308,763 and $345,946, respectively, as arising in the following fiscal year.

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future net capital gains.

At October 31, 2014, the breakdown of capital loss carryforwards for the Funds was as follows:

RHJ Fund	Expiring October 31,	Amount
SMID Cap Portfolio	2017	$2,366,722
Micro Cap Portfolio	2017	2,106,339

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2015

capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the year ended October 31, 2014, the SMID Cap Portfolio and Micro Cap Portfolio utilized capital loss carryforwards of $783,315 and $4,018,729, respectively, to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2015, were as follows:

RHJ Fund	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
SMID Cap Portfolio	$4,729,521	$1,006,292	$(111,553)	$894,739
Small Cap Portfolio	40,552,637	10,571,641	(1,268,499)	9,303,142
Micro Cap Portfolio	36,038,063	8,489,414	(1,869,642)	6,619,772

The preceding differences between book and tax cost are primarily due to wash sales.

8.	Other:

At April 30, 2015, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, which were comprised of omnibus accounts that were held on behalf of several individual shareholders was as follows:

RHJ Fund	No. of Shareholders	% Ownership
SMID Cap Portfolio	2	72%
Small Cap Portfolio	2	47%
Micro Cap Portfolio	3	58%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9.	Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2015

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, you hold an investment that is affected by these ongoing costs, including but not limited to costs for portfolio management, administrative services, and shareholder reports such as this one. The impact of these costs on investment returns is an important concern that warrants investor attention and understanding.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare the costs of your Fund with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2015

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 11/01/14	Ending Account Value 04/30/15	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
SMID Cap Portfolio	$1,000.00	$1,042.10	1.40%	$7.09
Small Cap Portfolio	1,000.00	1,063.50	1.16	5.93
Micro Cap Portfolio	1,000.00	1,058.50	1.60	8.17
Hypothetical 5% Return
SMID Cap Portfolio	$1,000.00	$1,017.85	1.40%	$7.00
Small Cap Portfolio	1,000.00	1,019.04	1.16	5.81
Micro Cap Portfolio	1,000.00	1,016.86	1.60	8.00

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period shown).

The Rice Hall James Funds

P.O. Box 219009

Kansas City, MO 64121

866-474-5669

www.rhjfunds.com

Adviser:

Rice Hall James & Associates, LLC

600 West Broadway, Suite 1000

San Diego, CA 92101

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

RHJ-SA-001-1400

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
	APRIL 30, 2015
	(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.2%
	Shares	Value
CONSUMER DISCRETIONARY — 21.0%
Arctic Cat	11,700	$415,233
Build-A-Bear Workshop, Cl A*	21,700	399,931
Capella Education	7,900	426,837
Carmike Cinemas*	14,400	434,592
Carrols Restaurant Group*	50,900	460,136
Cavco Industries*	7,700	504,889
Citi Trends*	29,400	669,732
Destination Maternity	25,700	303,003
Eros International*	24,800	438,712
Ethan Allen Interiors	15,800	382,676
EVINE Live*	91,622	546,067
Fox Factory Holding*	38,100	579,882
Fred’s, Cl A	26,200	441,994
Libbey	14,600	574,510
Liberty Tax	11,400	315,780
Lifetime Brands	39,056	568,265
Rentrak*	8,800	417,120
Shoe Carnival	21,550	562,671
Steiner Leisure*	9,400	453,456

		8,895,486

CONSUMER STAPLES — 1.1%
Inter Parfums	15,800	476,844

ENERGY — 1.2%
Abraxas Petroleum*	100,733	382,785
Comstock Resources	27,600	148,212

		530,997

FINANCIALS — 3.6%
Lakeland Financial	11,000	429,550
Pacific Continental	27,400	353,460
State Bank Financial	23,200	464,232
United Insurance Holdings	18,000	299,340

		1,546,582

HEALTH CARE — 18.6%
AngioDynamics*	39,400	657,586
Cambrex*	17,100	658,179
Cross Country Healthcare*	57,700	640,470
Harvard Bioscience*	81,097	450,088
Inogen*	12,600	462,924
LeMaitre Vascular	53,200	481,992
LHC Group*	13,800	442,428
Natus Medical*	13,900	524,169
Omnicell*	14,400	511,632
Providence Service*	10,400	442,208
Repligen*	19,400	572,494

COMMON STOCK — continued	Shares	Value
HEALTH CARE — continued
SurModics*	24,600	$620,412
Trinity Biotech ADR	34,006	570,281
US Physical Therapy	18,000	848,880

		7,883,743

INDUSTRIALS — 20.2%
Alamo Group	10,600	654,868
Apogee Enterprises	19,200	1,010,304
Astronics*	9,336	628,406
Celadon Group	24,700	638,248
Echo Global Logistics*	26,200	757,180
Exponent	8,600	762,046
GP Strategies*	24,300	791,937
Heritage-Crystal Clean*	36,900	432,468
John Bean Technologies	22,500	868,275
Lydall*	19,000	509,960
Neff, Cl A*	41,200	486,160
NN	23,700	596,292
Power Solutions International*	6,800	433,840

		8,569,984

INFORMATION TECHNOLOGY — 22.8%
Badger Meter	7,400	460,428
CalAmp*	28,300	557,793
Calix*	63,400	468,526
ePlus*	10,600	879,376
Everyday Health*	27,300	334,698
Fabrinet*	31,800	575,898
GSI Group*	28,900	383,792
Immersion*	37,700	408,291
Maxwell Technologies*	40,200	225,120
Mesa Laboratories	6,200	526,318
Nanometrics*	30,500	471,530
Newport*	33,200	633,124
Park City Group*	15,900	172,515
Photronics*	50,300	441,131
SciQuest*	37,500	576,375
Sykes Enterprises*	28,500	713,355
WNS Holdings ADR*	27,416	661,548
Xcerra*	65,400	642,882
Xoom*	29,900	528,333

		9,661,033

MATERIALS — 3.5%
Horsehead Holding*	41,700	623,415
Myers Industries	29,500	477,015
Synalloy	25,741	380,195

		1,480,625

COMMON STOCK — continued	Shares	Value
TELECOMMUNICATION SERVICES — 3.2%
8x8*	84,300	$735,939
Vonage Holdings*	137,800	638,014

		1,373,953

TOTAL COMMON STOCK (Cost $33,799,475)		40,419,247

SHORT-TERM INVESTMENT (A) — 5.3%

CASH EQUIVALENT — 5.3%

Dreyfus Treasury Cash Management Fund, Cl A 0.010% (Cost $2,238,588)	2,238,588	2,238,588

TOTAL INVESTMENTS — 100.5%
(Cost $36,038,063)		$42,657,835

Percentages are based on Net Assets of $42,445,313.

*	Non-income producing security
(A)	The rate reported is the 7-day effective yield as of April 30, 2015.
ADR	American Depositary Receipt
Cl	Class

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: June 26, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: June 26, 2015